Introduction and overview of Group's risk management (Tables)	12 Months Ended
Dec. 31, 2023
Introduction and overview of Group's risk management
Schedule of sensitivity analysis of exchange rates

		Effect on	Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	South Africa	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Rand	Real	Dinar
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
2023
Rate of change	10%	10%	10%	10%	10%	10%	10%
Effect of US Dollar weakening on loss	(21,911)	(1,311)	(255,956)	(16,038)	(3,996)	—	(1,047)
Effect of US Dollar strengthening on loss	21,911	1,311	255,956	16,038	3,996	—	1,047

2022
Rate of change	7%	7%	7%	7%	7%	7%	7%
Effect of US Dollar weakening on loss	(13,153)	(4,402)	(165,880)	(15,528)	(2,809)	(18,898)	(648)
Effect of US Dollar strengthening on loss	13,153	4,402	165,880	15,528	2,809	18,898	648

2021
Rate of change	5%	5%	5%	5%	n/a	5%	5%
Effect of US Dollar weakening on loss	(15,726)	(3,284)	(106,595)	(11,078)	—	(15,502)	(424)
Effect of US Dollar strengthening on loss	15,726	3,284	106,595	11,078	—	15,502	424

Schedule of foreign exchange exposure on inter company loans

	Nigerian	Rwandan	Zambian	South African	Brazilian	Kuwaiti
	Naira	Franc	Kwacha	Rand	Real	Dinar	US Dollar
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
2023
US Dollar loan	2,240,110	13,108	79,081	39,956	—	10,473	—
Euro loan	—	—	—	—	—	—	214,271

2022
US Dollar loan	2,172,230	62,886	127,235	40,132	269,976	9,261	—
Euro loan	—	—	—	—	—	—	244,194

Schedule of foreign exchange risk

	2023	2022
	$’000	$’000

Trade receivables	7,330	7,356
Cash and cash equivalents	50,132	45,234
Trade payables	(44,835)	(69,480)
Borrowings	(405,592)	(306,291)
Net exposure	(392,965)	(323,181)

Schedule of interest rate risk

	2023	2022	2021
	$'000	$'000	$'000

Effect of 1% (2022 and 2021: 1%) increase on post tax loss	11,412	6,345	6,343
Effect of 1% (2022 and 2021: 1%) decrease on post tax loss	(11,423)	(6,846)	(6,079)

Schedule of maximum credit exposure

	2023	2022
	$’000	$'000

Other receivables (note 19)	317,452	387,019
Derivative financial instrument assets (note 18)	2,105	6,121
Trade receivables (net) (note 19)	212,323	211,025
Cash and cash equivalents (note 20)	293,823	514,078
	825,703	1,118,243

Schedule of credit ratings of other receivables

	2023	2022
	$’000	$'000
Other receivables
AAA	22,485	27,820
A	—	63
B	259,702	335,600
Not rated	35,265	23,536
	317,452	387,019

Schedule of internal credit ratings

	Internal Credit rating
	First tier	Second tier	Total
	$'000	$'000	$'000
2023
Accrued Revenue	86,683	99	86,782
Not due	57,540	4,031	61,571
0-30 days	17,632	2,240	19,872
31-60 days	15,072	4,532	19,604
61-90 days	1,128	4,213	5,341
Over 90 days	19,213	21,145	40,358
Gross trade receivables	197,268	36,260	233,528
Impairment allowance	(8,647)	(12,558)	(21,205)
Net trade receivables	188,621	23,702	212,323

	Internal Credit rating
	First tier	Second tier	Total
	$'000	$'000	$'000
2022
Accrued Revenue	84,975	156	85,131
Not due	58,169	3,128	61,297
0-30 days	22,581	2,267	24,848
31-60 days	11,233	3,269	14,502
61-90 days	4,411	3,902	8,313
Over 90 days	11,748	30,551	42,299
Gross trade receivables	193,117	43,273	236,390
Impairment allowance	(2,597)	(22,768)	(25,365)
Net trade receivables	190,520	20,505	211,025

Schedule of movement in allowance for impairment in respect of trade receivables

	2023	2022	2021
	$'000	$'000	$'000

Opening balance	25,365	31,063	133,800
Increase/(decrease) in impairment provision	7,202	(4,446)	(34,031)
Written-off during the year	(2,597)	(312)	(67,053)
Foreign exchange	(8,765)	(940)	(1,653)
	21,205	25,365	31,063

Schedule of contractual undiscounted cash flows of financial liabilities

	Within 1 year	2 - 3 years	4 - 5 years	Over 5 years	Total
	$'000	$'000	$'000	$'000	$'000
2023
Trade payables (note 21)	330,622	—	—	—	330,622
Other payables (note 21)	110,706	4,629	—	—	115,335
Payroll and other related statutory liabilities (note 21)	46,282	—	—	—	46,282
Lease liabilities	101,709	193,434	180,895	705,421	1,181,459
Bank and bond borrowings	670,261	1,578,329	1,950,750	303,397	4,502,737
	1,259,580	1,776,392	2,131,645	1,008,818	6,176,435
2022
Trade payables (note 21)	442,959	—	—	—	442,959
Other payables (note 21)	88,676	1,459	—	—	90,135
Payroll and other related statutory liabilities (note 21)	45,331	—	—	—	45,331
Lease liabilities	92,417	179,930	168,231	667,954	1,108,532
Bank and bond borrowings	649,110	1,051,663	1,922,606	753,813	4,377,192
	1,318,493	1,233,052	2,090,837	1,421,767	6,064,149

Schedule of net leverage ratios

	2023	2022	*
	$’000	$'000

Bank and bond borrowings (note 22)	3,510,847	3,344,402
Lease liabilities (note 23)	601,994	605,558
Less: Cash and cash equivalents (note 20)	(293,823)	(514,078)
Net debt	3,819,018	3,435,882

Segment Adjusted EBITDA	1,132,535	1,030,931
Management net leverage ratio	3.4x	3.3x

Schedule of financial instruments measured at fair value

	Level 1	Level 2	Total
2023	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	13	—	13
Interest rate caps (note 18)	—	565	565
Embedded options within listed bonds (note 18)	—	1,540	1,540
Foreign exchange swaps (note 18)	—	(68,133)	(68,133)
	13	(66,028)	(66,015)

	Level 1	Level 2	Total
2022	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	10	—	10
Interest rate caps (note 18)	—	821	821
Embedded options within listed bonds (note 18)	—	5,300	5,300
Foreign exchange swaps (note 18)	—	(1,393)	(1,393)
	10	4,728	4,738

Schedule of fair value estimation

	2023		2022
	Carrying		Carrying
	value	Fair value	value	Fair value
Financial liabilities	$'000	$'000	$'000	$'000

Bank and bond borrowings (note 22)	3,510,847	3,224,775	3,344,402	3,116,193
	3,510,847	3,224,775	3,344,402	3,116,193

Schedule of financial instruments by category - Assets

Financial assets		Fair value
		through other	Fair value
	Amortized	comprehensive	through profit
	cost	income	or loss	Total
	$'000	$'000	$'000	$'000
2023
Trade receivables (note 19)	212,323	—	—	212,323
Other receivables (note 19)	317,452	—	—	317,452
Cash and cash equivalents (note 20)	293,823	—	—	293,823
Fair value through other comprehensive income financial assets	—	13	—	13
Derivative financial instruments assets (note 18)	—	—	2,105	2,105
	823,598	13	2,105	825,716

2022
Trade receivables (note 19)	211,025	—	—	211,025
Other receivables (note 19)	387,019	—	—	387,019
Cash and cash equivalents (note 20)	514,078	—	—	514,078
Fair value through other comprehensive income financial assets	—	10	—	10
Derivative financial instruments assets (note 18)	—	—	6,121	6,121
	1,112,122	10	6,121	1,118,253

Schedule of financial instruments by category - Liabilities

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'000	$'000	$'000
2023
Bank and bond borrowings (note 22)	3,510,847	—	3,510,847
Trade payables (note 21)	330,622	—	330,622
Other payables (note 21)	115,335	—	115,335
Derivative financial instruments liabilities (note 18)	—	68,133	68,133
Lease liabilities (note 23)	601,994	—	601,994
	4,558,798	68,133	4,626,931

2022
Bank and bond borrowings (note 22)	3,344,402	—	3,344,402
Trade payables (note 21)	442,959	—	442,959
Other payables (note 21)	90,135	—	90,135
Derivative financial instruments liabilities (note 18)	—	1,393	1,393
Lease liabilities (note 23)*	605,558	—	605,558
	4,483,054	1,393	4,484,447

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.